Benefit Plans And Obligations For Termination Indemnity (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Eligibility age for normal retirement benefit plan, in years	65 years
Lump sum based on employee contribution percentage to certain breakpoint	2.00%
Additional percentage exceeding the breakpoint	6.00%
Maximum percentage of pensionable salary	5.00%
Maximum employer contributions, in years	40 years
Expected benefit payments, 2014	$ 5,413,000
Expected benefit payments, 2015	6,090,000
Expected benefit payments, 2016	6,796,000
Expected benefit payments, 2017	7,663,000
Expected benefit payments, 2018	8,339,000
Total expense	4,675,000	4,712,000	4,436,000
Salary and bonus defer percentage under the plan	100.00%
Amount on the dollar ESA matches up to 10% of employees total salary	0.50
ESA offers, maximum percentage	10.00%
Participant contributions transferred into the plan	181,000	880,000	742,000
ESA contribution to the plan	130,000
Cash surrender value of the life insurance policies	4,423,000
Non-qualified defined contribution plan liabilitiy	4,905,000
Plan assets of life insurance policies, cash surrender	2,631,000
Related liability, pension payments	$ 4,477,000